SCHEDULE OF WARRANT ACTIVITY (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Number of Warrants Outstanding, Beginning	59,182
Weighted Average Exercise Price, Beginning	$ 571.50
Aggregate Intrinsic value, Beginning
Number of Warrants Outstanding, Granted		59,182
Weighted Average Exercise Price, Granted		$ 571.50
Number of Warrants Outstanding, Exercised
Weighted Average Exercise Price, Exercised
Number of Warrants Outstanding, Forfeited/Cancelled
Weighted Average Exercise Price, Forfeited/Cancelled
Number of Warrants Outstanding, Ending	59,182	59,182
Weighted Average Exercise Price, Ending	$ 571.50	$ 571.50
Weighted Average Remaining Life In Years, Outstanding	2 years 6 months	2 years 9 months 18 days
Aggregate Intrinsic value, Ending
Number of Warrants Exercisable Ending	59,182	59,182
Weighted Average Exercise Price, Exercisable Ending	$ 571.50	$ 571.50
Weighted Average Remaining Life In Years, Exercisable	2 years 6 months	2 years 9 months 18 days
Aggregate Intrinsic value, Exercisable Ending